Cover Page	Sep. 22, 2019
Cover page.
Amendment Description	This Form 8-K/A amends our Current Report on Form 8-K, dated September 22, 2019 (the "Original Filing"), solely for the purpose of correcting the signature block in the Original Filing which inadvertently contained the incorrect title. Other than correcting the title in the signature block, this amendment does not amend or modify the disclosures in the Original Filing.
Document Type	8-K/A
Document Period End Date	Sep. 22, 2019
Entity Registrant Name	TEREX CORP
Entity Central Index Key	0000097216
Amendment Flag	true
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10702
Entity Tax Identification Number	34-1531521
Entity Address, Address Line One	200 Nyala Farm Road
Entity Address, City or Town	Westport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06880
City Area Code	203
Local Phone Number	222-7170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	TEX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false